UNAUDITED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Jun. 30, 2017	Dec. 31, 2016 [1]
Current
Cash and cash equivalents		$ 343,226	$ 224,190
Restricted cash and short-term deposits	[2]	205,227	183,693
Trade accounts receivable	[3]	5,556	3,567
Inventory		6,810	7,257
Other receivables, prepaid expenses and accrued income		7,415	7,510
Total current assets		568,234	426,217
Non-current
Restricted cash		233,144	232,335
Investment in affiliates		668,707	648,780
Cost method investments		7,347	7,347
Asset under development		855,949	731,993
Vessels and equipment, net		2,110,537	2,153,831
Other non-current assets		54,340	56,408
Total assets		4,498,258	4,256,911
Current
Current portion of long-term debt and short-term debt, net of deferred finance charges	[2],[4]	919,918	451,454
Trade accounts payable		12,597	24,559
Accrued expenses		92,929	78,462
Other current liabilities		83,871	78,984
Amounts due to related parties		4,428	135,668
Total current liabilities		1,113,743	769,127
Non-current
Long-term debt, net of deferred finance charges	[2]	1,403,112	1,525,744
Amounts due to related parties		107,247	0
Other long-term liabilities		51,510	52,214
Total liabilities		2,675,612	2,347,085
Equity
Stockholders' equity		1,760,151	1,863,262
Non-controlling interests		62,495	46,564
Total liabilities and stockholders' equity		$ 4,498,258	$ 4,256,911

[1]	Previously, the assets and liabilities associated with the agreement to sell our interests in the companies that own and operate the FSRU the Golar Tundra to Golar Partners were classified as held-for-sale. As of March 31, 2017, these assets and liabilities ceased to qualify for classification as held-for-sale. Accordingly, as of June 30, 2017 (and for all retrospective periods presented), these assets and liabilities are presented as held and used in the consolidated balance sheets. See note 2.
[2]	Included within restricted cash and short-term deposits and debt balances are amounts relating to certain lessor entities (for which legal ownership resides with financial institutions) that we are required to consolidate under US GAAP into our financial statements as variable interest entities (see note 7).
[3]	This includes amounts arising from transactions with related parties (see note 14).
[4]	The Hilli pre-delivery debt facility has been classified as current in our consolidated balance sheet. As disclosed in note 25 - Debt, in our consolidated financial statements in our 2016 Form 20-F, we have secured post-delivery sale and leaseback financing for the Hilli. However, under US GAAP we expect we will be required to consolidate the lessor as a variable interest entity. Accordingly, the above classification reflects the lessor’s present financing arrangements.